Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Other revenue	$ 1,000	$ 160,000	$ 80,000	$ 780,000	$ 462,000
Total revenue, net	4,858,000	5,675,000	14,070,000	17,953,000	22,355,000	$ 30,826,000
Operating expenses
Cost of revenues (excluding depreciation and amortization)	3,625,000	4,421,000	10,239,000	8,844,000	12,233,000	5,054,000
Depreciation and amortization	1,326,000	1,863,000	4,437,000	5,323,000	7,128,000	3,335,000
Compensation and related taxes	1,854,000	2,540,000	5,976,000	8,230,000	10,575,000	3,876,000
Professional and consulting fees	545,000	473,000	2,491,000	3,033,000	5,420,000	4,908,000
General and administrative	505,000	812,000	1,886,000	4,119,000	4,503,000	2,609,000
Sales and marketing	4,000		13,000	89,000	102,000	34,000
Impairment of cryptocurrencies	109,000	118,000	253,000	4,722,000	6,026,000	7,308,000
Impairment of property and mining equipment	0	0	0	0	95,000	424,000
Realized gain on sale of cryptocurrencies	(44,000)	(143,000)	(273,000)	(2,506,000)	(3,998,000)	(16,451,000)
Total operating expenses	7,924,000	10,084,000	25,022,000	31,854,000	42,084,000	11,097,000
Gain on disposal of property and equipment	4,000	90,000	1,484,000	153,000	16,000	956,000
Formation and operating costs						11,097,000
Loss from operations	(3,062,000)	(4,319,000)	(9,468,000)	(13,748,000)	(19,745,000)	20,685,000
Other income (expense)
Loss on contingency				(438,000)
Gain on extinguishment – non-debt related			375,000
Other income, net of other expense			453,000	200,000	200,000	204,000
Change in fair value of embedded derivative						(7,108,000)
Loss on extinguishment of debt					(51,079,000)	(19,824,000)
Change in fair value of warrant liability and warrant derivative					22,948,000	(586,000)
Gain on termination of warrant					139,000
Change in fair value of warrants	(974,000)	(1,539,000)	(4,598,000)	(513,000)
Interest expense on note	(8,013,000)	(17,952,000)	(21,022,000)	(22,756,000)	(14,367,000)	(4,231,000)
Total other income, net	(8,987,000)	(19,491,000)	(24,792,000)	(23,507,000)	(42,159,000)	(31,545,000)
Loss before income taxes	(12,049,000)	(23,810,000)	(34,260,000)	(37,255,000)	(61,904,000)	(10,860,000)
Income tax benefit	(188,000)	(151,000)	(354,000)	(294,000)	(298,000)	775,000
Net (loss) income	(11,861,000)	(23,659,000)	(33,906,000)	(36,961,000)	(61,606,000)	(11,635,000)
Cryptocurrency mining revenue [Member]
Revenue
Cryptocurrency mining revenue, net of mining pool operator fees	2,243,000	2,309,000	5,912,000	11,896,000	13,477,000	30,751,000
Mining services revenue [Member]
Revenue
Cryptocurrency mining revenue, net of mining pool operator fees	2,614,000	3,206,000	8,078,000	5,277,000	8,416,000	75,000
ADIT EDTECH ACQUISITION CORP [Member]
Operating expenses
Formation and operating costs	513,450	364,061	2,297,460	1,509,714	2,941,239	3,704,239
Loss from operations	(513,450)	(364,061)	(2,297,460)	(1,509,714)	(2,941,239)	(3,704,239)
Other income (expense)
Change in fair value of warrants	109,050	37,956	(64,204)	4,708,696	4,585,205	956,035
Trust interest income	209,295	1,296,308	645,030	1,743,104	3,984,085	115,444
Interest expense on note	(12,457)		(20,956)
Total other income, net	305,888	1,334,264	559,870	6,451,800	8,569,290	1,071,479
Loss before income taxes	(207,562)	970,203	(1,737,590)	4,942,086	5,628,051	(2,632,760)
Income tax benefit	(37,661)	(294,065)	(115,369)	(316,701)	795,203
Net (loss) income	$ (245,223)	$ 676,138	$ (1,852,959)	$ 4,625,385	$ 4,832,848	$ (2,632,760)
Basic and diluted weighted average shares outstanding, redeemable common stock	2,060,991	27,600,000	2,330,456	27,600,000	27,393,431	26,492,055
Basic net (loss) income per share	$ (0.03)	$ 0.02	$ (0.2)	$ 0.13	$ 0.14	$ (0.08)
Diluted net (loss) income per share	$ (0.03)	$ 0.02	$ (0.2)	$ 0.13	$ 0.14	$ (0.08)
Basic weighted average shares outstanding, common stock	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,853,151
Diluted weighted average shares outstanding, common stock	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,853,151
Basic net (loss) income per share	$ (0.03)	$ 0.02	$ (0.2)	$ 0.13	$ 0.14	$ (0.08)
Diluted net (loss) income per share	$ (0.03)	$ 0.02	$ (0.2)	$ 0.13	$ 0.14	$ (0.08)